SALARIES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Breakdown Salaries and Benefits	Breakdown salaries and benefits

	December 31,
Description	2025	2024

Salaries and benefits	533,713	508,412
Share-based payment	—	36
	533,713	508,448